Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Non-Current Assets

Other non-current assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Rental deposits	167,282	109,272	15,843
Others	18,511	36,291	5,262
Other non-current assets.	185,793	145,563	21,105